Debt - Schedule of Non-Recourse Debt Obligations of Consolidated Special Purpose Entity Subsidiaries (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term Debt	$ 6,822,777	$ 6,121,530
Consolidated Special Purpose Entities
Debt Instrument [Line Items]
Unamortized discount	(108,513)	(130,111)	$ (164,326)
Unamortized deferred financing costs	(8,307)	(4,812)	(2,975)
Total unsecured notes and term loans payable, net	3,198,957	2,831,007	2,568,474
Consolidated Special Purpose Entities | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Long-term Debt	98,667	100,375	110,935
Consolidated Special Purpose Entities | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Long-term Debt	$ 3,217,110	$ 2,865,555	2,624,840
Consolidated Special Purpose Entities | Series 2018-1, Class A-1 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate		3.96%
Long-term Debt		$ 0	139,052
Consolidated Special Purpose Entities | Series 2018-1, Class A-3 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate		4.40%
Long-term Debt		$ 0	47,917
Consolidated Special Purpose Entities | Series 2015-1, Class A-2 Due April 2025 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate		4.17%
Long-term Debt		$ 256,951	258,300
Consolidated Special Purpose Entities | Series 2015-1, Class A-2 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	4.17%
Long-term Debt		$ 256,951
Consolidated Special Purpose Entities | Series 2016-1, Class A-1 (2016) Due Oct 2026 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	3.96%	3.96%
Long-term Debt	$ 163,024	$ 166,666	171,355
Consolidated Special Purpose Entities | Series 2019-1, Class A-1 Due Nov 2026 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	2.82%	2.82%
Long-term Debt	$ 77,053	$ 77,360	77,770
Consolidated Special Purpose Entities | Series 2019-1, Class A-3 Due Nov 2026 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	3.32%	3.32%
Long-term Debt	$ 44,658	$ 44,831	45,061
Consolidated Special Purpose Entities | Series 2016-1, Class A-2 (2017) Due April 2027 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	4.32%	4.32%
Long-term Debt	$ 111,689	$ 114,098	117,201
Consolidated Special Purpose Entities | Series 2018-1 Class A-2 Due October 2027 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	4.29%	4.29%
Long-term Debt	$ 207,368	$ 209,079	211,358
Consolidated Special Purpose Entities | Series 2018-1 Class A-4 Due October 2027 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	4.74%	4.74%
Long-term Debt	$ 154,297	$ 155,527	157,167
Consolidated Special Purpose Entities | Series 2023-1 Class A-1 Due May 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	6.19%	6.19%
Long-term Debt	$ 341,963	$ 343,261	344,991
Consolidated Special Purpose Entities | Series 2023-1 Class A-2 Due May 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	6.92%	6.92%
Long-term Debt	$ 179,877	$ 180,559	181,469
Consolidated Special Purpose Entities | Series 2021-1, Class A-1 Notes Due June 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	2.12%	2.12%
Long-term Debt	$ 164,919	$ 165,551	166,394
Consolidated Special Purpose Entities | Series 2021-1, Class A-3 Notes Due June 2028 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	2.86%	2.86%
Long-term Debt	$ 87,109	$ 87,442	87,887
Consolidated Special Purpose Entities | Series 2021-1, Class A-2 Notes Due June 2033 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	2.96%
Long-term Debt	$ 164,919	$ 165,551
Consolidated Special Purpose Entities | Series 2021-1, Class A-2 Notes Due June 2033 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate		2.96%
Long-term Debt		$ 165,551	166,394
Consolidated Special Purpose Entities | Series 20211 Class A4 Notes Due June 2033 [Member] | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	3.70%
Long-term Debt	$ 87,109	87,442
Consolidated Special Purpose Entities | Series 2019-1, Class A-2 Due Nov 2034 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	3.65%
Long-term Debt	$ 229,279	$ 230,194
Consolidated Special Purpose Entities | Series 2019-1, Class A-2 Due Nov 2034 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate		3.65%
Long-term Debt		$ 230,194	231,414
Consolidated Special Purpose Entities | Series 2019-1, Class A-4 Due Nov 2034 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	4.49%
Long-term Debt	$ 132,033	$ 132,543
Consolidated Special Purpose Entities | Series 2019-1, Class A-4 Due Nov 2034 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate		4.49%
Long-term Debt		$ 132,543	133,223
Consolidated Special Purpose Entities | Series 2024-1, Class A-1Notes Due Apr. 2029 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate	5.69%	5.69%
Long-term Debt	$ 73,873	$ 74,152	0
Consolidated Special Purpose Entities | Series 2024-1, Class A-3 Notes Due Apr. 2029 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	5.93%
Long-term Debt	$ 25,419	25,515
Consolidated Special Purpose Entities | Series 2024-1, Class A-2 Notes Due Apr. 2031 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	5.70%
Long-term Debt	$ 258,754	$ 259,731
Consolidated Special Purpose Entities | Series 2024-1, Class A-2 Notes Due Apr. 2031 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate		5.70%
Long-term Debt		$ 259,731	0
Consolidated Special Purpose Entities | Series 2024-1, Class A-4 Notes Due Apr. 2031 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	5.94%
Long-term Debt	$ 88,767	$ 89,102
Consolidated Special Purpose Entities | Series 2024-1, Class A-4 Notes Due Apr. 2031 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate		5.94%
Long-term Debt		$ 89,102	0
Consolidated Special Purpose Entities | $10,075 note issued March 2014 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate		5.10%
Long-term Debt		$ 0	8,386
Consolidated Special Purpose Entities | $65,000 note issued June 2016 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	4.75%	4.75%
Long-term Debt	$ 54,243	$ 55,313	56,674
Consolidated Special Purpose Entities | $41,690 note issued March 2019 | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	4.80%	4.80%
Long-term Debt	$ 38,772	$ 39,313	40,001
Consolidated Special Purpose Entities | $6,350 notes issued March 2019 (assumed in December 2020) | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	4.64%	4.64%
Long-term Debt	$ 5,652	$ 5,749	5,874
Consolidated Special Purpose Entities | Series 2024-1, Class A-3 Notes Due Apr. 2029 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate		5.93%
Long-term Debt		$ 25,515	0
Consolidated Special Purpose Entities | Series2021-1 Class A-4 Notes Due June 2033 | Non-Recourse Net-Lease Mortgage Notes:
Debt Instrument [Line Items]
Interest Rate		3.70%
Long-term Debt		$ 87,442	$ 87,887
Consolidated Special Purpose Entities | Series 2025-1, Class A-1 Notes Due Sep. 2030 [Member] | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	4.76%
Long-term Debt	$ 107,200
Consolidated Special Purpose Entities | Series 2025-1, Class A-4 Notes Due Sep. 2030 [Member] | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	4.95%
Long-term Debt	$ 17,800
Consolidated Special Purpose Entities | Series 2025-1, Class A-2 Due Sep. 2032 [Member] | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	4.98%
Long-term Debt	$ 268,000
Consolidated Special Purpose Entities | Series 2025-1, Class A-5 Notes Due Sep. 2032 [Member] | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	5.17%
Long-term Debt	$ 44,500
Consolidated Special Purpose Entities | Series 2025-1, Class A-3 Notes Due Sep. 2035 [Member] | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	5.19%
Long-term Debt	$ 160,800
Consolidated Special Purpose Entities | Series 2025-1, Class A-6 Notes Due Sep. 2035 [Member] | Nonrecourse Mortgage Notes Payable:
Debt Instrument [Line Items]
Interest Rate	5.39%
Long-term Debt	$ 26,700